UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_];  Amendment Number:
        This Amendment (Check only one):       [_]    is a restatement.
                                               [_]    adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:       Attractor Investment Management Inc.
Address:    1325 Fourth Avenue, Suite 1425
            Seattle, WA 98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Harvey Allison
Title:      President
Phone:      (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Seattle, Washington             November 15, 2010

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:         $167927
                                              (thousands)


List of Other Included Managers:                   None

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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None
3-D SYS CORP DEL                 COM NEW       88554D205    1738     110607   SH             SOLE        N/A   110607
ACME PACKET INC                    COM         004764106   17223     453960   SH             SOLE        N/A   453960
ACTIVISION BLIZZARD INC            COM         00507V109   10166     939540   SH             SOLE        N/A   939540
AMAZON COM INC                     COM         023135106   22491     143200   SH             SOLE        N/A   143200
ANCESTRY COM INC                   COM         032803108    6156     270480   SH             SOLE        N/A   270480
AUTODESK INC                       COM         052769106    5837     182580   SH             SOLE        N/A   182580
CISCO SYS INC                      COM         17275R102    5919     270290   SH             SOLE        N/A   270290
CONCUR TECHNOLOGIES INC            COM         206708109    5597     113200   SH             SOLE        N/A   113200
CONSTANT CONTACT INC               COM         210313102    8945     417391   SH             SOLE        N/A   417391
DELL INC                           COM         24702R101    1178      90790   SH             SOLE        N/A    90790
EBAY INC                           COM         278642103    8800     360650   SH             SOLE        N/A   360650
GOOGLE INC                         CL A        38259P508   11289      21470   SH             SOLE        N/A    21470
INTUIT INC                         COM         461202103    3942      89980   SH             SOLE        N/A    89980
MICROSOFT CORP                     COM         594918104    8273     337810   SH             SOLE        N/A   337810
NETFLIX INC                        COM         64110L106    3681      22700   SH             SOLE        N/A    22700
OPENTABLE INC                      COM         68372A104   11111     163210   SH             SOLE        N/A   163210
QLIK TECHNOLOGIES INC              COM         74733T105    3635     164836   SH             SOLE        N/A   164836
SALESFORCE COM INC                 COM         79466L302   20404     182502   SH             SOLE        N/A   182502
STRATASYS INC                      COM         862685104    8354     301375   SH             SOLE        N/A   301375
YAHOO INC                          COM         984332106    3188     224950   SH             SOLE        N/A   224950

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